N-2	Mar. 04, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001396440
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	Main Street Capital CORP
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	0.21%	(2)
Dividend reinvestment and direct stock purchase plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	0.21%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.06%	(4)
Interest payments on borrowed funds	4.72%	(5)
Income tax expense	1.09%	(6)
Acquired fund fees and expenses	0.16%	(7)
Total annual expenses	9.24%
___________________________
(1)Purchasers of shares of common stock through the direct stock purchase feature of the Plan will not pay any sales load.
(2)The percentage reflects estimated offering expenses payable by us of approximately $120,000 for the estimated duration of this offering.
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses. Additional costs may be charged to participants in the Plan for certain types of transactions described in Question 21 under the section entitled “Terms and Conditions of the Direct Stock Purchase Feature of the Plan.”
(4)Operating expenses in this table represent the estimated expenses of Main Street and its consolidated subsidiaries.
(5)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(6)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.21%
Other Transaction Expense 2 [Percent]	0.00%
Annual Expenses [Table Text Block]

Stockholder Transaction Expenses:
Sales load (as a percentage of offering price)	—%	(1)
Offering expenses (as a percentage of offering price)	0.21%	(2)
Dividend reinvestment and direct stock purchase plan expenses	—%	(3)
Total stockholder transaction expenses (as a percentage of offering price)	0.21%
Annual Expenses of the Company (as a percentage of net assets attributable to common stock):
Operating expenses	3.06%	(4)
Interest payments on borrowed funds	4.72%	(5)
Income tax expense	1.09%	(6)
Acquired fund fees and expenses	0.16%	(7)
Total annual expenses	9.24%
___________________________
(1)Purchasers of shares of common stock through the direct stock purchase feature of the Plan will not pay any sales load.
(2)The percentage reflects estimated offering expenses payable by us of approximately $120,000 for the estimated duration of this offering.
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses. Additional costs may be charged to participants in the Plan for certain types of transactions described in Question 21 under the section entitled “Terms and Conditions of the Direct Stock Purchase Feature of the Plan.”
(4)Operating expenses in this table represent the estimated expenses of Main Street and its consolidated subsidiaries.
(5)Interest payments on borrowed funds represent our estimated annual interest payments on borrowed funds based on current debt levels as adjusted for projected increases (but not decreases) in debt levels over the next twelve months.
(6)Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
(7)Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.

Management Fees [Percent]	3.06%
Interest Expenses on Borrowings [Percent]	4.72%
Acquired Fund Fees and Expenses [Percent]	0.16%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.09%
Total Annual Expenses [Percent]	9.24%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return	$90	$256	$409	$741

Expense Example, Year 01	$ 90
Expense Example, Years 1 to 3	256
Expense Example, Years 1 to 5	409
Expense Example, Years 1 to 10	$ 741
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you,” “us” or “Main Street,” or that “we” will pay fees or expenses, stockholders will indirectly bear such fees or expenses as investors in us.

Other Transaction Fees, Note [Text Block]	The percentage reflects estimated offering expenses payable by us of approximately $120,000 for the estimated duration of this offering.
(3)The expenses of administering our dividend reinvestment and direct stock purchase plan are included in operating expenses. Additional costs may be charged to participants in the Plan for certain types of transactions described in Question 21 under the section entitled “Terms and Conditions of the Direct Stock Purchase Feature of the Plan.”

Other Expenses, Note [Text Block]	Income tax expense relates to the accrual of (a) deferred tax provision (benefit) primarily related to loss carryforwards, timing differences in net unrealized appreciation or depreciation and other temporary book tax differences from our portfolio investments held in Taxable Subsidiaries and (b) excise, state and other taxes. Deferred taxes are non-cash in nature and may vary significantly from period to period. We are required to include deferred taxes in calculating our annual expenses even though deferred taxes are not currently payable or receivable. Due to the variable nature of deferred tax expense, which can be a large portion of the income tax expense, and the difficulty in providing an estimate for future periods, this income tax expense estimate is based upon the actual amount of income tax expense for the year ended December 31, 2024.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses represent the estimated indirect expense incurred due to investments in other investment companies and private funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	Our principal investment objective is to maximize our investment portfolio’s total return by generating current income from our debt investments and current income and capital appreciation from our equity and equity-related investments, including warrants, convertible securities and other rights to acquire equity securities in a portfolio company.
Risk Factors [Table Text Block]
SUPPLEMENTARY RISK FACTORS
Investing in our common stock, including through the direct stock purchase feature of the Plan, involves a high degree of risk. In addition to the other information contained or incorporated by reference in this prospectus supplement and the accompanying prospectus, you should carefully consider the following supplementary risk factors together with the risk factors and other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus before making an investment. These risks are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us might also impair our operations and performance. If any of these risks occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, the market price of our common stock could decline, and you may lose part or all of your investment.
No interest will be paid on funds pending investment.
If you wish to make regular periodic purchases without writing checks, you can authorize automatic monthly withdrawals from your U.S. bank account. Participants’ bank accounts are debited on the 10th day of each month (or, if that day is not a business day, then on the prior business day) and funds will be invested beginning on the next applicable Cash Purchase Investment Date. Pending such investment, no interest is paid on optional cash investments held by the Plan Administrator. In addition, optional cash payments of less than the amounts required by the Plan and that portion of any optional cash payment which exceeds the maximum monthly purchase limit of $25,000, are subject to return to you without interest.
Participants will have no control over the purchase or sale price for shares acquired or disposed of through the Plan.
Participants have no control over the share price or the timing of the purchase or sale of Plan shares. Participants cannot designate a specific price or a specific date at which to purchase or sell shares of our common stock or the selection of a broker/dealer through or from whom purchases or sales are made. Participants will not know the exact number of shares purchased until after any particular Cash Purchase Investment Date. In addition, because the Plan Administrator must receive funds for a cash purchase prior to the actual Cash Purchase Investment Date of the common stock, your investments may be exposed to changes in market conditions.
No assurance of a profit or protection from losses on Shares purchased under the direct stock purchase feature of the Plan.
Other than as described above, the risks related to your investment in the direct stock purchase feature of the Plan is no different from any investment in shares of our common stock held by you. If you choose to participate in the direct stock purchase feature of the Plan, then you should recognize that none of us, our subsidiaries and affiliates, nor the Plan Administrator can assure you of a profit or protect you against loss on the shares that you purchase under the direct stock purchase feature of the Plan. You bear the risk of loss in value and enjoy the benefits of gains with respect to all of your shares.

No Interest Will Be Paid On Funds Pending Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No interest will be paid on funds pending investment.
If you wish to make regular periodic purchases without writing checks, you can authorize automatic monthly withdrawals from your U.S. bank account. Participants’ bank accounts are debited on the 10th day of each month (or, if that day is not a business day, then on the prior business day) and funds will be invested beginning on the next applicable Cash Purchase Investment Date. Pending such investment, no interest is paid on optional cash investments held by the Plan Administrator. In addition, optional cash payments of less than the amounts required by the Plan and that portion of any optional cash payment which exceeds the maximum monthly purchase limit of $25,000, are subject to return to you without interest.

Participants Will Have No Control Over The Purchase Or Sale Price For Shares Acquired Or Disposed Of Through The Plan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Participants will have no control over the purchase or sale price for shares acquired or disposed of through the Plan.
Participants have no control over the share price or the timing of the purchase or sale of Plan shares. Participants cannot designate a specific price or a specific date at which to purchase or sell shares of our common stock or the selection of a broker/dealer through or from whom purchases or sales are made. Participants will not know the exact number of shares purchased until after any particular Cash Purchase Investment Date. In addition, because the Plan Administrator must receive funds for a cash purchase prior to the actual Cash Purchase Investment Date of the common stock, your investments may be exposed to changes in market conditions.

No Assurance Of A Profit Or Protection From Losses On Shares Purchased Under The Direct Stock Purchase Feature Of The Plan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
No assurance of a profit or protection from losses on Shares purchased under the direct stock purchase feature of the Plan.
Other than as described above, the risks related to your investment in the direct stock purchase feature of the Plan is no different from any investment in shares of our common stock held by you. If you choose to participate in the direct stock purchase feature of the Plan, then you should recognize that none of us, our subsidiaries and affiliates, nor the Plan Administrator can assure you of a profit or protect you against loss on the shares that you purchase under the direct stock purchase feature of the Plan. You bear the risk of loss in value and enjoy the benefits of gains with respect to all of your shares.